Morgan,  Lewis  &  Bockius  LLP
1111  Pennsylvania  Avenue,  NW
Washington,  DC  20004
Tel.  202.739.3000
Fax:  202.739.3001
www.morganlewis.com



September  6,  2011


U.S.  Securities  and  Exchange  Commission
100  F  Street,  N.E.
Washington,  D.C.  20549


Re: The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
    ----------------------------------------------------------------------

Ladies  and  Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of Prospectus and Statement of Additional Information dated August 31, 2011 for the Trust's STW Short Duration Investment-Grade Bond Fund, STW Core Investment-Grade Bond Fund, STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment
No. 118, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-11-000482) on August 31, 2011.

Please do not hesitate to contact me at 202.739.5896 should you have any questions.

Very  truly  yours,


/s/Christopher  D.  Menconi
---------------------------
Christopher  D.  Menconi